Schedule of Plant Asset Consists (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	May 13, 2022	Jan. 07, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Deposit paid		$ 500,000		$ 500,000
Sales tax paid		231,000	$ 231,000
Value of shares issued		1,970,264	$ 1,970,264
Value of warrants issued		1,273,032
Total plant & inventory purchased		3,974,296
Site preparation costs	$ 3,256,110	2,296,266
Demobilization	2,204,539	2,201,414
Less spare parts inventory		(341,004)
Pend Oreille plant asset, net	9,093,941	8,130,972
Plant purchase price less inventory	$ 3,633,292	$ 3,633,292